Reconciliation of Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Effective Income Tax Rate [Line Items]
U.S. federal statutory rate	21.00%	21.00%	21.00%
State income taxes, net of federal benefit and other	4.60%	3.50%	3.30%
Excess tax benefits from share-based compensation	(8.60%)	(1.70%)	(2.10%)
Tax effects on foreign income	0.30%	0.40%	0.30%
FDII	(0.10%)	(0.10%)	0.00%
Change in valuation allowance	0.40%	0.80%	0.00%
Tax credits and other	(0.40%)	(0.50%)	(0.50%)
Effective income tax rate attributable to Watsco, Inc.	17.20%	23.40%	22.00%
Taxes attributable to non-controlling interest	(2.00%)	(2.90%)	(2.80%)
Effective income tax rate	15.20%	20.50%	19.20%